Fair Value Measurements and Derivative Instruments (Interest Rate Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed interest rate on long-term debt	62.10%	59.10%
Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional amount	$ 3,500,000	$ 3,400,000
Fair value hedging | Interest rate swaps
Interest Rate Fair Value Hedges [Abstract]
Long-term debt	720,000
Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	2,753,825
Oasis of the Seas Unsecured Term Loan | Fair value hedging | Interest rate swaps
Interest Rate Fair Value Hedges [Abstract]
Long-term debt	$ 70,000
Long term debt, stated interest rate (as a percent)	5.41%
Fixed Rate 5.25% Debt | Fair value hedging | Interest rate swaps
Interest Rate Fair Value Hedges [Abstract]
Long-term debt	$ 650,000
Long term debt, stated interest rate (as a percent)	5.25%
Floating Rate Celebrity Reflection Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	$ 272,708
All-in Swap Fixed Rate	2.85%
Quantum of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	$ 428,750
All-in Swap Fixed Rate	3.74%
Anthem of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	$ 453,125
All-in Swap Fixed Rate	3.86%
Ovation of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	$ 587,917
All-in Swap Fixed Rate	3.16%
Harmony of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	$ 551,325
All-in Swap Fixed Rate	2.26%
Odyssey | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Notional Amount	$ 460,000
All-in Swap Fixed Rate	3.20%
London Interbank Offered Rate (LIBOR) | Oasis of the Seas Unsecured Term Loan | Fair value hedging | Interest rate swaps
Interest Rate Fair Value Hedges [Abstract]
Swap Floating Rate: LIBOR plus	3.87%
All-in Swap Floating Rate	5.80%
London Interbank Offered Rate (LIBOR) | Fixed Rate 5.25% Debt | Fair value hedging | Interest rate swaps
Interest Rate Fair Value Hedges [Abstract]
Swap Floating Rate: LIBOR plus	3.63%
All-in Swap Floating Rate	5.54%
London Interbank Offered Rate (LIBOR) | Floating Rate Celebrity Reflection Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Debt Floating Rate	0.40%
London Interbank Offered Rate (LIBOR) | Quantum of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Debt Floating Rate	1.30%
London Interbank Offered Rate (LIBOR) | Anthem of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Debt Floating Rate	1.30%
London Interbank Offered Rate (LIBOR) | Ovation of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Debt Floating Rate	1.00%
London Interbank Offered Rate (LIBOR) | Odyssey | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Debt Floating Rate	0.95%
Euro Interbank Offered Rate (EURIBOR) | Harmony of the Seas Unsecured Term Loan | Cash flow hedge | Interest rate swaps
Interest Rate Cash Flow Hedges [Abstract]
Debt Floating Rate	1.15%